Operating Lease Right-Of-Use Assets (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) m²	Dec. 31, 2020 USD ($)
Right Of Use Asserts Disclosure [Abstract]
Meter square (in Square Meters) | m²	137
ROU assets amount	$ 145
Total lease costs	$ 134	$ 156